Income Taxes (Details) - Schedule of Effective Tax Rate and the Statutory Income Tax Rate - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Tax Rate and the Statutory Income Tax Rate [Abstract]
Loss before provision for income taxes and loss	¥ (17,136)	¥ (321,318)	¥ (2,158,331)
Income tax expense computed at an applicable tax rate of 25%	(4,284)	(80,330)	(539,583)
Non-deductible expenses related to impairment of goodwill		10,753	376,131
Non-deductible expenses related to share-based compensation	6,431	10,929	60,745
Non-deductible expenses on debt waive for the dissolved HK subsidiaries	18,868
Non-taxable loss related to disposal gain on subsidiaries	(28,198)
Non-taxable gain on dissolution of HK subsidiaries	(23,071)
Effect of other non-deductible items	398	317	536
Effect of preferential tax rate	(23,414)	4,717	30,249
Effect of income tax rate difference in other jurisdictions	(2,054)	15,360	24,453
Effect of change in tax rate	19,331		(14,145)
Prior year true up	(42,733)
Change in valuation allowance	84,941	39,432	66,093
Total	¥ 6,215	¥ 1,178	¥ 4,479